UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23341

Name of Fund: BlackRock Funds IV

BlackRock Alternative Capital Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 9.0%

Banks — 0.0%
Citizens Financial Group, Inc.	348	$13,499

Beverages — 0.2%
Coca-Cola European Partners PLC	1,523	69,342

Biotechnology — 0.2%
AbbVie, Inc.	623	59,112

Chemicals — 0.1%
Trinseo SA	345	27,170

Commercial Services & Supplies — 0.1%
Republic Services, Inc.	588	42,869

Consumer Finance — 0.0%
Ally Financial, Inc.	518	13,754

Containers & Packaging — 0.1%
Bemis Co., Inc.	349	17,010
Sonoco Products Co.	319	17,760

		34,770
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,779	59,773
Verizon Communications, Inc.	961	51,361

		111,134
Electric Utilities — 1.7%
Alliant Energy Corp.	697	29,671
American Electric Power Co., Inc.	545	38,630
Avangrid, Inc.	1,250	59,961
Duke Energy Corp.	715	57,214
Evergy, Inc.	974	53,492
NextEra Energy, Inc.	254	42,570
Pinnacle West Capital Corp.	716	56,693
Portland General Electric Co.	1,312	59,886
PPL Corp.	646	18,902
Southern Co.	1,153	50,271
Xcel Energy, Inc.	1,377	65,055

		532,345
Equity Real Estate Investment Trusts (REITs) — 1.0%
Apple Hospitality REIT, Inc.	3,322	58,119
Empire State Realty Trust, Inc., Class A	2,463	40,927
EPR Properties	208	14,229
Lamar Advertising Co., Class A	226	17,583
Mid-America Apartment Communities, Inc.	137	13,725
Outfront Media, Inc.	735	14,663
Public Storage	191	38,511
Simon Property Group, Inc.	152	26,866
STORE Capital Corp.	772	21,454
WP Carey, Inc.	843	54,278
Xenia Hotels & Resorts, Inc.	740	17,538

		317,893

Security	Shares	Value
Food & Staples Retailing — 0.0%
Sysco Corp.	193	$14,284

Food Products — 0.7%
Campbell Soup Co.	553	20,256
Conagra Brands, Inc.	891	30,301
Flowers Foods, Inc.	1,686	31,480
General Mills, Inc.	901	38,714
Hershey Co.	416	42,432
J.M. Smucker Co.	127	13,032
Kellogg Co.	617	43,202

		219,417
Gas Utilities — 0.0%
Atmos Energy Corp.	150	14,274

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	289	18,493
Cracker Barrel Old Country Store, Inc.	137	20,157
Darden Restaurants, Inc.	130	14,455
Six Flags Entertainment Corp.	489	34,212

		87,317
Household Durables — 0.1%
Garmin Ltd.	437	30,752

Household Products — 0.5%
Clorox Co.	156	23,464
Colgate-Palmolive Co.	420	28,119
Energizer Holdings, Inc.	869	51,026
Procter & Gamble Co.	561	46,775

		149,384
Insurance — 0.2%
Fidelity National Financial, Inc.	768	30,260
Marsh & McLennan Cos., Inc.	267	22,169

		52,429
IT Services — 0.5%
International Business Machines Corp.	213	32,359
Paychex, Inc.	648	47,799
Sabre Corp.	2,445	63,791

		143,949
Media — 0.3%
Cinemark Holdings, Inc.	402	16,160
Omnicom Group, Inc.	786	53,532
Tribune Media Co., Class A	407	15,680

		85,372

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 0.0%
Southern Copper Corp.	346	$15,013

Multi-Utilities — 1.3%
Ameren Corp.	704	44,507
CMS Energy Corp.	1,032	50,617
Consolidated Edison, Inc.	827	63,009
Dominion Energy, Inc.	595	41,817
DTE Energy Co.	510	55,656
NiSource, Inc.	2,545	63,446
NorthWestern Corp.	238	13,961
WEC Energy Group, Inc.	984	65,759

		398,772
Oil, Gas & Consumable Fuels — 0.7%
Enterprise Products Partners LP	725	20,829
EQT Midstream Partners LP	290	15,306
Magellan Midstream Partners LP	799	54,176
MPLX LP	1,611	55,904
ONEOK, Inc.	724	49,080
PBF Energy, Inc., Class A	286	14,274
Shell Midstream Partners LP	845	18,088

		227,657
Pharmaceuticals — 0.2%
Pfizer, Inc.	1,728	76,241

Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.	358	18,097

Tobacco — 0.3%
Altria Group, Inc.	731	44,147
Philip Morris International, Inc.	665	54,306

		98,453

Total Common Stocks — 9.0% (Cost — $2,745,973)		2,853,299

	Par (000)
Asset-Backed Securities — 17.8%
AmeriCredit Automobile Receivables Trust, Class D:
Series 2014-4, 3.07%, 11/09/20	$100	100,131
Series 2017-3, 3.18%, 07/18/23	150	147,608
AVANT Loans Funding Trust(a):
Series 2017-B, Class A, 2.29%, 06/15/20	13	13,074
Series 2018-A, Class A, 3.09%, 06/15/21	110	109,627

Security	Par (000)	Value
Asset-Backed Securities (continued)
AVANT Loans Funding Trust(a) (continued):
Series 2018-A, Class B, 3.95%, 12/15/22	$150	$150,180
CLUB Credit Trust, Class A(a):
Series 2017-P2, 2.61%, 01/15/24	82	81,662
Series 2018-NP1, 2.99%, 05/15/24	42	41,845
Conn’s Receivables Funding LLC, Class A(a):
Series 2017-B, 2.73%, 07/15/20	13	13,389
Series 2018-A, 3.25%, 01/17/23	80	79,489
Consumer Loan Underlying Bond Credit Trust, Class A(a):
Series 2017-NP2, 2.55%, 01/16/24	18	18,415
Series 2018-P1, 3.39%, 07/15/25	101	101,180
Series 2018-P2, 3.47%, 10/15/25(b)	100	99,976
Drive Auto Receivables Trust:
Series 2016-BA, Class C, 2.61%, 08/16/21(a)	199	198,941
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	148	148,585
Series 2016-CA, Class B, 2.37%, 11/16/20(a)	5	4,924
Series 2016-CA, Class C, 3.02%, 11/15/21(a)	100	100,059
Series 2017-1, Class B, 2.36%, 03/15/21	67	66,997
Series 2017-1, Class C, 2.84%, 04/15/22	150	149,741
Series 2017-1, Class D, 3.84%, 03/15/23	150	150,591
Series 2017-2, Class B, 2.25%, 06/15/21	27	26,887
Series 2017-2, Class C, 2.75%, 09/15/23	110	109,721
Series 2017-3, Class B, 2.30%, 05/17/21	160	159,756
Series 2017-3, Class C, 2.80%, 07/15/22	100	99,733
Series 2017-3, Class D, 3.53%, 12/15/23(a)	100	99,651
Series 2017-AA, Class C, 2.98%, 01/18/22(a)	90	89,918
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	150	150,543
Series 2018-1, Class C, 3.22%, 03/15/23	110	109,695
Series 2018-2, Class B, 3.22%, 04/15/22	100	99,888
Series 2018-2, Class D, 4.14%, 08/15/24	225	225,833

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Drive Auto Receivables Trust (continued):
Series 2018-3, Class B, 3.37%, 09/15/22	$60	$59,939
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	27	27,538
Series 2017-2A, Class A, 2.11%, 06/15/21	22	21,941
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(a)	60	59,650
Marlette Funding Trust, Class A(a):
Series 2017-1A, 2.83%, 03/15/24	18	17,484
Series 2017-2A, 2.39%, 07/15/24	24	23,715
Series 2018-3A, 3.20%, 09/15/28	93	93,019
National Collegiate Student Loan Trust, Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 2.43%, 11/25/27(c)	12	12,083
OneMain Financial Issuance Trust, Class A(a):
Series 2015-1A, 3.19%, 03/18/26	36	36,161
Series 2015-2A, 2.57%, 07/18/25	1	1,044
Series 2016-2A, 4.10%, 03/20/28	68	68,122
Prosper Marketplace Issuance Trust, Class A(a):
Series 2018-1A, 3.11%, 06/17/24	64	64,051
Series 2018-2A, 3.35%, 10/15/24	100	99,939
Residential Asset Mortgage Trust, Series 2005-EFC4, Class M2, (1 mo. LIBOR US + 0.44%), 2.88%, 09/25/35(c)	9	9,352
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20	59	59,179
Series 2014-4, Class D, 3.10%, 11/16/20	90	89,673
Series 2014-5, Class C, 2.46%, 06/15/20	8	8,405
Series 2015-1, Class D, 3.24%, 04/15/21	150	150,160
Series 2015-2, Class D, 3.02%, 04/15/21	150	150,030
Series 2016-1, Class C, 3.09%, 04/15/22	110	110,150
Series 2016-3, Class D, 2.80%, 08/15/22	100	98,873
Series 2017-1, Class B, 2.10%, 06/15/21	100	99,722
Series 2017-2, Class B, 2.21%, 10/15/21	120	119,635

Security	Par (000)	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust (continued):
Series 2017-2, Class C, 2.79%, 08/15/22	$120	$119,332
Series 2017-2, Class D, 3.49%, 07/17/23	100	99,684
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(a)	39	38,920
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-2A, 3.09%, 10/27/25	30	30,337
Series 2016-3, 3.05%, 12/26/25	37	36,343
Series 2017-1, 3.28%, 01/26/26	86	85,469
Series 2017-3, 2.77%, 05/25/26	52	51,511
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	24	24,024
Series 2018-1, Class A1, 2.55%, 02/25/27	76	75,480
Series 2018-1, Class A2, 3.14%, 02/25/27	120	118,935
Series 2018-3, Class A1, 3.20%, 08/25/27	93	92,588
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)	42	42,248
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/17/48(a)	100	100,073
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 05/25/47(a)	74	73,531
Westlake Automobile Receivables Trust(a):
Series 2018-2A, Class B, 3.20%, 01/16/24	70	69,906
Series 2018-3A, Class B, 3.32%, 10/16/23	100	99,807
Series 2018-3A, Class D, 4.00%, 10/16/23	100	99,966

Total Asset-Backed Securities — 17.8% (Cost — $5,703,940)		5,686,058

Corporate Bonds — 48.0%

Aerospace & Defense — 1.4%
Arconic, Inc., 5.90%, 02/01/27	50	50,880
BBA US Holdings, Inc., 5.38%, 05/01/26(a)	10	10,013
Bombardier, Inc., 7.50%, 12/01/24(a)	50	52,750
L3 Technologies, Inc.:
3.85%, 06/15/23	50	50,062
3.95%, 05/28/24	18	17,745

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 3.95%, 06/15/23	$35	$34,840
TransDigm, Inc., 6.38%, 06/15/26	100	101,000
United Technologies Corp.:
3.65%, 08/16/23	100	99,556
3.95%, 08/16/25	30	29,858

		446,704
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(a)	7	7,227

Airlines — 0.7%
American Airlines Group, Inc., 4.63%, 03/01/20(a)	10	10,037
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	24,455
3.40%, 04/19/21	75	74,538
United Continental Holdings, Inc., 5.00%, 02/01/24	100	99,000

		208,030
Auto Components — 1.5%
Allison Transmission, Inc., 5.00%, 10/01/24(a)	50	49,750
General Motors Co., 4.00%, 04/01/25	50	47,893
General Motors Financial Co., Inc.:
3.25%, 01/05/23	50	48,215
4.15%, 06/19/23	145	144,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	100	101,250
6.38%, 12/15/25	50	50,187
JB Poindexter & Co., Inc., 7.13%, 04/15/26(a)	25	25,938
Lear Corp., 3.80%, 09/15/27	25	23,210

		490,863
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20(a)	25	24,937

Banks — 1.4%
Capital One Financial Corp.:
2.40%, 10/30/20	85	83,221
3.45%, 04/30/21	26	25,973
3.20%, 01/30/23	50	48,455
3.30%, 10/30/24	100	95,200
CIT Group, Inc., 6.13%, 03/09/28	50	52,250
HSBC Holdings PLC, 4.00%, 03/30/22	50	50,612
HSBC USA, Inc., 3.50%, 06/23/24	100	98,038

		453,749
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/24	25	24,740

Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc.(a):
4.06%, 05/25/23	$50	$50,087
4.42%, 05/25/25	40	40,169

		114,996
Biotechnology — 0.3%
Celgene Corp., 2.25%, 08/15/21	100	96,652

Building Materials — 0.0%
Summit Materials LLC, 6.13%, 07/15/23	10	10,142

Building Products — 0.2%
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	24,938
Standard Industries, Inc., 5.38%, 11/15/24(a)	35	34,956

		59,894
Capital Markets — 2.0%
Brookfield Finance, Inc., 3.90%, 01/25/28	50	47,526
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	50	52,350
3.75%, 05/22/25	75	73,507
3.27%, 09/29/25(d)	25	23,888
3.75%, 02/25/26	75	72,875
3.50%, 11/16/26	35	33,215
Jefferies Group LLC, 4.85%, 01/15/27	40	39,328
Morgan Stanley:
2.63%, 11/17/21	50	48,616
2.75%, 05/19/22	50	48,487
4.88%, 11/01/22	25	25,902
3.70%, 10/23/24	25	24,615
3.88%, 01/27/26	50	49,148
3.13%, 07/27/26	90	83,849
TD Ameritrade Holding Corp., 3.30%, 04/01/27	25	23,944

		647,250
Chemicals — 0.6%
Ashland, Inc., 4.75%, 08/15/22	35	35,369
Chemours Co., 5.38%, 05/15/27	25	24,108
International Flavors & Fragrances, Inc., 3.40%, 09/25/20	45	45,044
Olin Corp., 5.13%, 09/15/27	50	48,250
PolyOne Corp., 5.25%, 03/15/23	35	36,226

		188,997
Commercial Services & Supplies — 0.5%
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23(a)	50	53,250
IHS Markit Ltd., 4.13%, 08/01/23	35	34,933

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	$85	$87,125

		175,308
Communications Equipment — 1.2%
CommScope Technologies LLC, 6.00%, 06/15/25(a)	50	51,500
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	100	109,599
Juniper Networks, Inc., 3.30%, 06/15/20	50	49,953
Motorola Solutions, Inc.:
4.00%, 09/01/24	54	52,933
4.60%, 02/23/28(e)	50	48,886
Plantronics, Inc., 5.50%, 05/31/23(a)	50	49,750
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	30	31,133

		393,754
Construction & Engineering — 0.3%
AECOM, 5.13%, 03/15/27	50	48,825
HC2 Holdings, Inc., 11.00%, 12/01/19(a)	45	45,225

		94,050
Consumer Finance — 2.2%
Ally Financial, Inc.:
5.13%, 09/30/24	25	25,750
5.75%, 11/20/25	100	103,250
American Express Co.:
2.50%, 08/01/22	50	47,931
3.40%, 02/27/23	50	49,212
Financial & Risk US Holdings, Inc.(a)(e):
6.25%, 05/15/26	15	15,055
8.25%, 11/15/26	20	19,879
goeasy, Ltd., 7.88%, 11/01/22(a)	100	104,125
MasterCard, Inc.:
2.95%, 11/21/26	80	76,238
3.50%, 02/26/28	30	29,620
Navient Corp.:
5.00%, 10/26/20	15	15,185
6.63%, 07/26/21	25	26,063
6.13%, 03/25/24	50	50,000
Springleaf Finance Corp., 7.13%, 03/15/26	40	39,800
Total System Services, Inc., 4.00%, 06/01/23	50	50,324
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	15,488

Security	Par (000)	Value
Consumer Finance (continued)
Visa, Inc., 2.75%, 09/15/27	$25	$23,278

		691,198
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	14,644
BWAY Holding Co., 5.50%, 04/15/24(a)	25	24,594
Clearwater Paper Corp., 5.38%, 02/01/25(a)	35	32,462

		71,700
Diversified Consumer Services — 0.4%
Graham Holdings Co., 5.75%, 06/01/26(a)	65	66,544
Service Corp. International, 4.63%, 12/15/27	50	47,990
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	25	24,625

		139,159
Diversified Financial Services — 4.9%
Air Lease Corp.:
2.75%, 01/15/23	100	94,826
3.88%, 07/03/23	50	49,549
Ares Capital Corp.:
3.50%, 02/10/23	50	47,778
4.25%, 03/01/25	50	47,943
Bank of America Corp.:
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(f)	50	48,619
3.00%, 12/20/23(d)	53	51,433
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(f)	50	48,656
3.42%, 12/20/28(d)	54	50,684
4.27%, 07/23/29(d)	45	44,946
Citigroup, Inc.:
4.50%, 01/14/22	50	51,414
2.75%, 04/25/22	100	96,997
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(f)	100	96,675
4.04%, 06/01/24(d)	50	50,104
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	50,623
3.45%, 04/10/22	50	49,176
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	24,916
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21(a)	25	25,125
JPMorgan Chase & Co.:
2.97%, 01/15/23	100	97,397
3.88%, 09/10/24	25	24,761
3.13%, 01/23/25	50	47,963

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	$50	$48,449
3.30%, 04/01/26	50	47,912
4.20%, 07/23/29(d)	35	34,896
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	49,351
Morgan Stanley, 3.13%, 01/23/23	50	48,757
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 06/01/22	50	49,937
ORIX Corp., 2.90%, 07/18/22	25	24,176
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	14,981
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	23,813
Sumitomo Mitsui Financial Group, Inc., 3.10%, 01/17/23	100	97,316
WMG Acquisition Corp., 5.00%, 08/01/23(a)	25	25,000

		1,564,173
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.20%, 03/01/22	40	39,407
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	24,841
CenturyLink, Inc., Series S, 6.45%, 06/15/21	50	51,875
Frontier Communications Corp.:
10.50%, 09/15/22	25	22,250
11.00%, 09/15/25	10	7,797
Level 3 Financing, Inc., 5.25%, 03/15/26	50	49,190
Qwest Corp., 7.25%, 09/15/25	50	53,942
Verizon Communications, Inc., 3.38%, 02/15/25	53	51,446

		300,748
Electric Utilities — 1.4%
AES Corp., 4.00%, 03/15/21	100	99,750
Dominion Resources, Inc., Series B, 2.75%, 01/15/22	50	48,680
Duke Energy Corp., 3.05%, 08/15/22	50	48,988
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(a)	50	49,000
Pacific Gas & Electric Co., 4.25%, 08/01/23(a)	100	100,515
PSEG Power LLC, 3.85%, 06/01/23	100	99,628

Security	Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC, 6.50%, 06/01/25	$15	$11,475

		458,036
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	51,750

Energy Equipment & Services — 0.6%
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(a)	50	53,500
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	25	23,250
Transocean, Inc.:
5.80%, 10/15/22	25	24,906
9.00%, 07/15/23(a)	50	54,375
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(a)	25	25,813

		181,844
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.50%, 01/31/23	25	24,588
CBL & Associates LP, 4.60%, 10/15/24	25	20,280
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	50,048
Iron Mountain, Inc., 4.88%, 09/15/27(a)	50	45,875
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	50	48,187

		188,978
Food & Staples Retailing — 0.8%
Dollar Tree, Inc., 3.70%, 05/15/23	60	59,224
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	100	98,000
Mondelez International, Inc., 3.63%, 05/07/23	100	99,441

		256,665
Gas Utilities — 0.3%
NiSource, Inc., 3.65%, 06/15/23(a)	45	44,439
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	50	49,125

		93,564
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories, 3.40%, 11/30/23	100	99,615
Becton Dickinson & Co., 2.89%, 06/06/22	30	29,167
Boston Scientific Corp.:
2.85%, 05/15/20	50	49,641

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued):
3.38%, 05/15/22	$50	$49,473
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)	50	51,062
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(a)	50	48,892
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23(a)	25	22,125
Teleflex, Inc., 4.88%, 06/01/26	25	24,750

		374,725
Health Care Providers & Services — 1.9%
Anthem, Inc.:
2.95%, 12/01/22	25	24,307
4.10%, 03/01/28	35	34,472
Centene Corp.:
5.63%, 02/15/21	30	30,525
5.38%, 06/01/26(a)	30	30,715
Envision Healthcare Crop., 8.75%, 10/15/26(a)(e)	25	25,000
Halfmoon Parent, Inc., 4.38%, 10/15/28(a)	45	44,869
HCA, Inc.:
5.00%, 03/15/24	50	51,250
5.25%, 06/15/26	150	154,312
5.38%, 09/01/26	10	10,100
5.63%, 09/01/28	10	10,050
Tenet Healthcare Corp., 6.00%, 10/01/20	100	103,285
UnitedHealth Group, Inc., 3.10%, 03/15/26	50	48,044
WellCare Health Plans, Inc., 5.38%, 08/15/26(a)	35	35,612

		602,541
Hotels, Restaurants & Leisure — 2.1%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22(a)	35	35,044
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,075
Darden Restaurants, Inc., 3.85%, 05/01/27	35	33,899
Delta Merger Sub, Inc., 6.00%, 09/15/26(a)	10	10,125
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,719
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	49,286
International Game Technology PLC, 6.50%, 02/15/25(a)	200	207,500
McDonald’s Corp., 3.38%, 05/26/25	50	48,689

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 7.75%, 03/15/22	$100	$109,500
Scientific Games International, Inc., 10.00%, 12/01/22	15	15,881
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	10	10,317
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	50	49,562
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(a)	50	47,813

		678,410
Household Durables — 0.9%
Lennar Corp., 5.88%, 11/15/24	100	104,125
MDC Holdings, Inc., 5.50%, 01/15/24	50	49,875
PulteGroup, Inc., 5.50%, 03/01/26	100	99,500
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(a)	25	24,312

		277,812
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp., 5.25%, 06/01/26(a)	35	32,419
Clearway Energy Operating LLC, 5.75%, 10/15/25(a)(e)	40	40,352
NRG Energy, Inc., 6.63%, 01/15/27	100	105,000

		177,771
Insurance — 0.5%
Allstate Corp., 3.28%, 12/15/26	25	24,073
CNO Financial Group, Inc., 4.50%, 05/30/20	10	10,100
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	15	14,868
Radian Group, Inc., 5.25%, 06/15/20	44	44,935
Trinity Acquisition PLC, 3.50%, 09/15/21	50	49,582

		143,558
Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc., 4.50%, 08/15/24	25	25,144
Internet Software & Services — 0.7%
Booking Holdings, Inc., 3.60%, 06/01/26	50	48,507
Netflix, Inc., 5.88%, 11/15/28(a)	100	99,625
VeriSign, Inc.:
4.63%, 05/01/23	35	35,601
4.75%, 07/15/27	50	48,735

		232,468
IT Services — 0.3%
DXC Technology Co., 4.75%, 04/15/27	50	51,180
Verisk Analytics, Inc., 4.00%, 06/15/25	50	49,388

		100,568

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery — 0.0%
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	$5	$5,025

Media — 2.7%
AMC Networks, Inc., 4.75%, 08/01/25	50	47,812
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	50,547
5.75%, 02/15/26(a)	25	25,062
5.13%, 05/01/27(a)	100	94,750
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20	50	50,028
CSC Holdings LLC, 5.25%, 06/01/24	50	48,875
DISH DBS Corp.:
5.88%, 07/15/22	50	48,803
5.88%, 11/15/24	25	22,406
7.75%, 07/01/26	25	23,583
Hughes Satellite Systems Corp., 5.25%, 08/01/26	35	34,125
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	20	20,220
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(a)	25	26,164
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25	35	35,131
5.00%, 08/01/27	100	96,221
Time Warner Cable LLC, 4.00%, 09/01/21	20	20,121
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	14,025
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	200	205,250

		863,123
Metals & Mining — 0.9%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)	25	26,406
Cleveland-Cliffs, Inc., 5.75%, 03/01/25	25	24,313
Commercial Metals Co., 5.75%, 04/15/26(a)	50	48,500
Freeport-McMoRan, Inc., 3.55%, 03/01/22	50	48,375
Steel Dynamics, Inc., 5.50%, 10/01/24	50	51,050
Teck Resources Ltd., 6.25%, 07/15/41	25	26,250
United States Steel Corp., 6.25%, 03/15/26	30	29,737

Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd., 6.25%, 08/10/26	$40	$43,836

		298,467
Multi-Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	44,663
5.50%, 05/20/25	50	49,125
National Fuel Gas Co., 3.95%, 09/15/27	40	36,883

		130,671
Office Supplies & Equipment — 0.1%
VMware, Inc., 2.95%, 08/21/22	40	38,502

Oil, Gas & Consumable Fuels — 4.6%
Andeavor, 5.13%, 12/15/26	50	52,306
Antero Resources Corp., 5.13%, 12/01/22	50	50,775
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	150	157,687
Cheniere Energy Partners LP:
5.63%, 10/01/26(a)	35	35,252
Series WI, 5.25%, 10/01/25	50	50,061
Chesapeake Energy Corp., 7.00%, 10/01/24	55	55,000
DCP Midstream Operating LP, 5.38%, 07/15/25	30	30,563
EnLink Midstream Partners LP, 4.85%, 07/15/26	50	48,476
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 05/15/26(a)	60	61,425
MPLX LP, 4.88%, 06/01/25	50	51,637
Murphy Oil Corp., 5.75%, 08/15/25	100	101,618
Newfield Exploration Co., 5.38%, 01/01/26	50	51,812
Oasis Petroleum, Inc., 6.25%, 05/01/26(a)	10	10,175
ONEOK, Inc., 4.55%, 07/15/28	50	50,249
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25	100	105,000
Phillips 66, 3.90%, 03/15/28	100	98,628
QEP Resources, Inc., 5.63%, 03/01/26	50	47,813
Rowan Cos., Inc., 7.38%, 06/15/25	50	49,750
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	100	107,347
4.20%, 03/15/28	40	38,803
SM Energy Co., 6.63%, 01/15/27	5	5,169
Southwestern Energy Co., 6.20%, 01/23/25	50	49,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26(a)	35	36,094

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	$5	$5,044
Whiting Petroleum Corp., 6.63%, 01/15/26	50	52,000
Williams Cos., Inc., 4.30%, 03/04/24	50	50,444
WPX Energy, Inc., 5.75%, 06/01/26	10	10,125

		1,462,878
Personal Products — 0.2%
Avon International Operations, Inc., 7.88%, 08/15/22(a)	50	51,562

Pharmaceuticals — 2.1%
AstraZeneca PLC:
3.50%, 08/17/23	100	99,114
3.38%, 11/16/25	100	96,724
Bausch Health Cos., Inc.(a):
6.13%, 04/15/25	100	95,000
5.50%, 11/01/25	100	100,000
8.50%, 01/31/27	10	10,500
CVS Health Corp., 3.70%, 03/09/23	70	69,634
Endo Finance LLC, 5.75%, 01/15/22(a)	100	93,375
Zoetis, Inc., 3.00%, 09/12/27	100	92,961

		657,308
Real Estate Management & Development — 0.1%
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	24,750

Road & Rail — 0.6%
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	15,515
Union Pacific Corp., 3.95%, 09/10/28	40	40,176
United Rentals North America, Inc., 4.88%, 01/15/28	150	140,625

		196,316
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc., 2.50%, 12/05/21	25	24,056
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	74,120
3.00%, 01/15/22	75	73,069
3.63%, 01/15/24	40	38,864
Marvell Technology Group, Ltd.:
4.20%, 06/22/23	35	34,828
4.88%, 06/22/28	20	20,106
NVIDIA Corp., 3.20%, 09/16/26	50	47,803
Qorvo, Inc., 5.50%, 07/15/26(a)	10	10,175
QUALCOMM, Inc., 3.45%, 05/20/25	100	97,012

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.00%, 10/01/25(a)	$50	$49,875

		469,908
Software — 0.7%
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	15	15,315
CA, Inc., 3.60%, 08/15/22	25	24,820
CDK Global, Inc.:
5.88%, 06/15/26	10	10,304
4.88%, 06/01/27	50	48,750
Citrix Systems, Inc., 4.50%, 12/01/27	50	48,183
Infor US, Inc., 6.50%, 05/15/22	30	30,406
MSCI, Inc., 5.38%, 05/15/27(a)	50	51,000

		228,778
Specialty Retail — 0.2%
Tapestry, Inc.:
3.00%, 07/15/22	50	48,199
4.13%, 07/15/27	19	18,019

		66,218
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.35%, 02/09/27	65	63,584

Tobacco — 0.8%
Altria Group, Inc.:
4.00%, 01/31/24	50	50,728
2.63%, 09/16/26	50	45,650
BAT Capital Corp., 2.76%, 08/15/22(a)	75	72,265
Philip Morris International, Inc., 3.25%, 11/10/24	25	24,480
Pyxus International, Inc., 9.88%, 07/15/21	25	24,281
Vector Group Ltd., 6.13%, 02/01/25(a)	30	27,750

		245,154
Wireless Telecommunication Services — 1.5%
American Tower Corp.:
3.30%, 02/15/21	50	49,696
3.55%, 07/15/27	80	74,757
Crown Castle International Corp.:
3.20%, 09/01/24	30	28,508
3.65%, 09/01/27	40	37,581
Equinix, Inc., 5.38%, 05/15/27	50	50,000
Frontier Communications Corp., 8.50%, 04/01/26(a)	25	23,625
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	10	9,950
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,500
Sprint Corp.:
7.88%, 09/15/23	25	26,969
7.63%, 03/01/26	25	26,469

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.38%, 03/01/25	$50	$52,090
4.50%, 02/01/26	50	47,718
4.75%, 02/01/28	25	23,531
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)	15	14,550

		490,944

Total Corporate Bonds — 48.0% (Cost — $15,428,080)		15,316,553

Foreign Agency Obligations — 0.1%
Uruguay Government International Bond, 4.98%, 04/20/55	35	35,000

Total Foreign Agency Obligations — 0.1% (Cost — $34,550)		35,000

Non-Agency Mortgage-Backed Securities — 0.9%
Collateralized Mortgage Obligations — 0.9%
STACR Trust(a)(d):
Series 2018-DNA3, Class M1, 2.88%, 09/25/48	120	120,233
Series 2018-HRP1, Class M2, 3.87%, 04/25/43	158	159,518

Total Non-Agency Mortgage-Backed Securities — 0.9% (Cost — $278,089)		279,751

U.S. Government Sponsored Agency Securities — 34.5%

Collateralized Mortgage Obligations — 9.4%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C02, Class 2M1, 2.87%, 08/25/30(d)	108	108,292
Series 2018-C03, Class 1M1, 2.90%, 10/25/30(d)	58	58,020
Series 2017-C06, Class 1M1, 2.97%, 02/25/30(d)	35	35,179
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.07%, 11/25/29(c)	83	83,202
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.52%, 07/25/29(c)	59	59,737
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.57%, 01/25/29(c)	23	22,575

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.67%, 01/25/29(c)	$67	$67,359
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 4.42%, 10/25/28(c)	7	7,330
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.42%, 01/25/30(c)	140	143,933
Series 2018-C02, Class 2M2, 4.42%, 08/25/30(d)	125	126,612
Series 2017-C07, Class 1M2, 4.62%, 05/25/30(d)	100	103,580
Series 2017-C07, Class 2M2A, 4.72%, 05/25/30(d)	100	102,651
Series 2017-C07, Class 2M2, 4.72%, 05/25/30(d)	100	103,297
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.82%, 05/25/24(c)	121	128,015
Series 2017-C06, Class 1M2, 4.87%, 02/25/30(d)	100	104,688
Series 2017-C06, Class 2M2, 5.02%, 02/25/30(d)	100	104,415
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.12%, 07/25/24(c)	148	158,314
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.77%, 07/25/29(c)	100	106,802
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 6.22%, 05/25/25(c)	69	75,595
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 6.22%, 05/25/25(c)	65	69,828
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.52%, 02/25/25(c)	66	72,741
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.62%, 01/25/24(c)	100	113,867
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.67%, 01/25/29(c)	150	167,902
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.12%, 11/25/24(c)	33	37,258

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.22%, 11/25/24(c)	$84	$94,688
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.22%, 07/25/25(c)	74	84,948
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 7.92%, 04/25/28(c)	83	96,899
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.72%, 03/25/30(d)	250	261,597
Series 2018-DNA1, Class B1, 5.37%, 07/25/30(d)	75	73,358
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.37%, 01/25/25(c)	204	219,332

		2,992,014
Mortgage-Backed Securities(g) — 25.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 03/01/47 - 10/01/48	269	257,766
3.50%, 01/01/46 - 10/01/48	1,180	1,160,764
4.00%, 10/01/33 - 10/01/48	849	857,546
4.50%, 10/01/33 - 10/01/48	925	956,578
5.00%, 02/01/41 - 10/01/48	324	340,832
5.50%, 10/01/48	175	186,744
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 10/01/48	58	56,182
3.50%, 05/01/46 - 10/01/48	576	566,674
4.00%, 10/01/33 - 10/01/48	613	619,272
4.50%, 05/01/42 - 10/01/48	453	467,388
5.00%, 07/01/48 - 10/01/48	184	192,995

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 - 10/01/48	$216	$210,218
3.50%, 06/15/43 - 10/01/48	720	716,646
4.00%, 03/20/48 - 10/01/48	678	689,011
4.50%, 07/20/48 - 10/01/48	400	413,476
5.00%, 08/20/48 - 10/01/48	325	339,374

		8,031,466

Total U.S. Government Sponsored Agency Securities — 34.5% (Cost — $10,968,231)		11,023,480

Total Long-Term Investments — 110.3% (Cost — $35,158,863)		35,194,141

	Shares
Short-Term Securities — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(h)(i)	2,019,320	2,019,320

Total Short-Term Securities — 6.3% (Cost — $2,019,320)		2,019,320

Total Investments Before TBA Sale Commitments — 116.6% (Cost — $37,178,183)		37,213,461

	Par (000)
TBA Sale Commitments(g) — (0.5%)
Mortgage-Backed Securities — (0.5%)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/11/48	USD 25	(24,601)
4.00%, 10/11/48	75	(75,732)
4.50%, 10/11/48	25	(25,788)
Ginnie Mae Mortgage-Backed Securities 4.00%, 10/18/48	25	(25,425)

Total TBA Sale Commitments — (0.5)% (Proceeds — $151,811)		(151,546)

Total Investments, Net of TBA Sale Commitments — 116.1% (Cost — $37,026,372)		37,061,915
Liabilities in Excess of Other Assets — (16.1)%		(5,139,754)

Net Assets — 100.0%		$31,922,161

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,004,163	1,015,157	2,019,320	$2,019,320	$16,449	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International
Radian	Radian Guaranty, Inc.
REIT	Real Estate Investment Trust

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year Australian Treasury Bond	11	12/17/18	$1,025	$(6,700)
10-Year U.S. Treasury Note	1	12/19/18	119	(173)
10-Year U.S. Ultra Long Treasury Note	2	12/19/18	252	(3,948)
Long U.S. Treasury Bond	1	12/19/18	141	(4,353)

				(15,174)

Short Contracts:
Euro BTP	1	12/06/18	144	289
Euro Bund	1	12/06/18	184	762
Euro OAT	1	12/06/18	175	(1)
10-Year Canada Bond	11	12/18/18	1,129	12,951
U.S. Ultra Bond	1	12/19/18	154	(64)
2-Year U.S. Treasury Note	5	12/31/18	1,054	3,196
5-Year U.S. Treasury Note	2	12/31/18	225	1,076

				18,209

				$3,035

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,314	AUD	10,000	State Street Bank and Trust Co.	12/11/18	$82
USD	13,131	GBP	10,000	State Street Bank and Trust Co.	12/11/18	54

						136

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 30, Version 1	5.00%	Quarterly	06/20/23	USD	933	$(74,299)	$(60,382)	$(13,917)

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
MNX 28D TIIE, 8.12%	Monthly	8.19%	Monthly	03/20/19	03/13/24	MXN	3,800	$2,288	$3	$2,285
MNX 28D TIIE, 8.12%	Monthly	8.09	Monthly	03/20/19	03/13/24	MXN	2,040	793	2	791
MNX 28D TIIE, 8.12%	Monthly	8.11	Monthly	03/20/19	03/13/24	MXN	1,320	566	1	565
3-Month JIBAR, 7.00%	Quarterly	8.33	Quarterly	03/20/19	03/20/24	ZAR	2,450	1,150	3	1,147
6-Month WIBOR,1.69%	Semi-annual	2.61	Annual	03/20/19	03/20/24	PLN	2,630	(1,514)	11	(1,525)
3-Month CAD BA, 2.02%	Semi-annual	2.69	Semi-annual	03/20/19	03/20/24	CAD	260	(842)	12	(854)
3.05	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	03/20/19	03/20/24	USD	900	2,781	(66)	2,847
0.17	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	03/20/19	03/20/24	JPY	28,000	187	4	183
2.34	Semi-annual	6-Month SIBOR, (0.34%)	Semi-annual	03/20/19	03/20/24	SGD	220	745	2	743
0.47	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	03/20/19	03/20/24	EUR	110	385	(71)	456
6-Month GBP LIBOR, 0.90%	Semi-annual	1.46	Semi-annual	03/20/19	03/20/24	GBP	420	(1,650)	214	(1,864)
0.70	Annual	3-Month STIBOR, (0.46%)	Quarterly	03/20/19	03/20/24	SEK	1,520	741	(185)	926
2.95	Quarterly	3-Month HIBOR, 2.28%	Quarterly	03/20/19	03/20/24	HKD	820	116	2	114
2.42	Semi-annual	6-Month SIBOR, (0.34%)	Semi-annual	03/20/19	03/20/24	SGD	105	66	1	65
2.43	Semi-annual	6-Month SIBOR, (0.34%)	Semi-annual	03/20/19	03/20/24	SGD	45	17	1	16
3-Month JIBAR, 7.00%	Quarterly	8.41	Quarterly	03/20/19	03/20/24	ZAR	1,530	1,062	2	1,060
3.15	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	03/20/19	03/20/24	USD	130	(185)	2	(187)
2.49	Semi-annual	6-Month SIBOR, (0.34%)	Semi-annual	03/20/19	03/20/24	SGD	17	(25)	—	(25)
6-Month WIBOR, 1.69%	Semi-annual	2.63	Annual	03/20/19	03/20/24	PLN	420	(121)	2	(123)
3-Month JIBAR, 7.00%	Quarterly	8.19	Quarterly	03/20/19	03/20/24	ZAR	1,430	130	1	129
2.51	Semi-annual	6-Month SIBOR, (0.34%)	Semi-annual	03/20/19	03/20/24	SGD	84	(196)	1	(197)
6-Month BBR, 2.14%	Semi-annual	2.60	Semi-annual	03/20/19	03/20/24	AUD	160	163	2	161

								$6,657	$(56)	$6,713

(a)	Forward Swap

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.98%	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	274,940	$1,153	$—	$1,153
2.03	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	115,034	246	—	246
2.03	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	57,262	128	—	128
2.04	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Bank of America N.A.	03/20/19	03/20/24	KRW	70,677	106	—	106
2.05	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	76,567	104	—	104
2.13	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	159,690	(353)	—	(353)
2.14	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	159,690	(387)	—	(387)
2.15	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	78,420	(222)	—	(222)

									$775	$—	$775

(a)	Forward rate

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Morgan Stanley & Co. International PLC	02/27/23	$109,279	$38,703	(b)	$152,591	3.4%
	Bank of America N.A.	02/17/23	108,793	14,822	(c)	124,019	43.7
	Morgan Stanley & Co. International PLC	02/27/23	232,565	55,256	(d)	296,967	6.2
	Bank of America N.A.	02/17/23	169,978	110,871	(e)	335,479	57.7

			$620,615	$219,652		$909,056

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 19 – 958 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE	LIBOR USD 1 Week
US	Federal Funds Effective Rate (continuous series)

(b)	Amount includes $(4,609) of net dividends and financing fees.
(c)	Amount includes $(404) of net dividends and financing fees.
(d)	Amount includes $(9,146) of net dividends and financing fees.
(e)	Amount includes $(54,630) of net dividends and financing fees.

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of September 30, 2018 expiration dates 02/27/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Auto Components
Lear Corp.	25	$3,625	2.4%

Automobiles
Ford Motor Co.	594	5,494	3.6
General Motors Co.	543	18,283	12.0

		23,777
Capital Markets
MSCI, Inc.	33	5,855	3.8
S&P Global, Inc.	14	2,735	1.8

		8,590
Chemicals
Mosaic Co.	422	13,707	9.0

Commercial Services & Supplies
Waste Management, Inc.	17	1,536	1.0

Communications Equipment
Cisco Systems, Inc.	64	3,114	2.0
Juniper Networks, Inc.	428	12,827	8.4

		15,941
Diversified Consumer Services
H&R Block, Inc.	323	8,317	5.5

Electric Utilities
Entergy Corp.	328	26,611	17.4
FirstEnergy Corp.	535	19,886	13.0
PPL Corp.	1,228	35,931	23.6

		82,428
Electrical Equipment
Eaton Corp. PLC	34	2,949	1.9

Electronic Equipment, Instruments & Components
Flex Ltd.	1,211	15,888	10.4

Energy Equipment & Services
Halliburton Co.	370	14,996	9.8
Noble Corp. PLC	678	4,767	3.1
Schlumberger Ltd.	49	2,985	2.0

		22,748

Security	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
Gaming and Leisure Properties, Inc.	240	$8,460	5.6%
VEREIT, Inc.	364	2,643	1.7

		11,103
Food Products
J.M. Smucker Co.	73	7,490	4.9
Kellogg Co.	79	5,532	3.6

		13,022
Health Care Providers & Services
Cardinal Health, Inc.	157	8,478	5.6
HCA Healthcare, Inc.	53	7,373	4.8
Humana, Inc.	11	3,724	2.4
Laboratory Corp. of America Holdings	91	15,805	10.4
McKesson Corp.	45	5,969	3.9

		41,349
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	3	242	0.2
Starbucks Corp.	314	17,848	11.7

		18,090
Household Durables
Toll Brothers, Inc.	98	3,237	2.1

Household Products
Colgate-Palmolive Co.	364	24,370	16.0
Kimberly-Clark Corp.	205	23,296	15.2

		47,666
Independent Power and Renewable Electricity Producers
AES Corp.	1,971	27,594	18.1

Insurance
Assured Guaranty Ltd.	228	9,629	6.3
Prudential Financial, Inc.	54	5,471	3.6

		15,100
IT Services
International Business Machines Corp.	106	16,028	10.5
Mastercard, Inc., Class A	446	99,284	65.1

		115,312
Machinery
Illinois Tool Works, Inc.	19	2,681	1.8

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Media
AMC Networks, Inc., Class A	188	$12,472	8.2%
Walt Disney Co.	101	11,811	7.7

		24,283
Metals & Mining
Goldcorp, Inc.	515	5,253	3.4
Kinross Gold Corp.	703	1,898	1.3
Nucor Corp.	74	4,695	3.1

		11,846
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	322	26,459	17.3
Whiting Petroleum Corp.	664	35,218	23.1

		61,677
Pharmaceuticals
Bristol-Myers Squibb Co.	285	17,693	11.6

Road & Rail
CSX Corp.	117	8,664	5.7
Norfolk Southern Corp.	19	3,429	2.2

		12,093
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	82	3,169	2.1
Intel Corp.	274	12,958	8.5

		16,127
Technology Hardware, Storage & Peripherals
HP, Inc.	26	670	0.4
Western Digital Corp.	221	12,937	8.5

		13,607
Tobacco
Philip Morris International, Inc.	49	3,996	2.6

Total Reference Entity — Long		655,982

Reference Entity — Short

Auto Components
Aptiv PLC	(176)	(14,766)	(9.7)

Automobiles
Tesla Motors, Inc.	(1)	(265)	(0.2)

Energy Equipment & Services
Ensco PLC, Class A	(7,967)	(67,241)	(44.1)

Security	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc.	(325)	$(4,846)	(3.1)%
Omega Healthcare Investors, Inc.	(2,318)	(75,961)	(49.8)

		(80,807)
Food & Staples Retailing
CVS Health Corp.	(230)	(18,106)	(11.9)

Food Products
Archer-Daniels-Midland Co.	(64)	(3,217)	(2.1)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(24)	(3,169)	(2.1)

Household Durables
Lennar Corp.	(87)	(4,062)	(2.7)

Insurance
Aon PLC	(93)	(14,301)	(9.4)

Internet Software & Services
Match Group, Inc.	(345)	(19,979)	(13.1)

IT Services
GTT Communications, Inc.	(1,295)	(56,203)	(36.8)

Media
AMC Entertainment Holdings, Inc., Class A	(837)	(17,158)	(11.3)
Comcast Corp., Class A	(1,177)	(41,678)	(27.3)

		(58,836)
Metals & Mining
Southern Copper Corp.	(216)	(9,318)	(6.1)

Multi-Utilities
Sempra Energy	(132)	(15,015)	(9.8)

Oil, Gas & Consumable Fuels
Suncor Energy, Inc.	(36)	(1,393)	(0.9)
Weatherford International PLC	(14,214)	(38,520)	(25.2)

		(39,913)
Pharmaceuticals
Mylan NV	(130)	(4,758)	(3.1)

Road & Rail
Hertz Global Holdings, Inc.	(1,817)	(29,672)	(19.4)

Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	(352)	(25,355)	(16.6)

Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(1,810)	(38,408)	(25.2)

Total Reference Entity — Short		(503,391)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$152,591

17

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2018 expiration dates 02/17/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	673	$14,813	12.0%
Boeing Co.	71	26,405	21.3
Lockheed Martin Corp.	127	43,937	35.4

		85,155
Air Freight & Logistics
United Parcel Service, Inc., Class B	457	53,355	43.0

Airlines
Delta Air Lines, Inc.	1,437	83,102	67.0
Southwest Airlines Co.	263	16,425	13.3
United Continental Holdings, Inc.	169	15,051	12.1

		114,578
Auto Components
Lear Corp.	507	73,515	59.3

Automobiles
Ford Motor Co.	4,648	42,994	34.7
General Motors Co.	1,365	45,960	37.0

		88,954
Beverages
Molson Coors Brewing Co., Class B	221	13,592	11.0

Biotechnology
AbbVie, Inc.	981	92,783	74.8
Amgen, Inc.	451	93,488	75.4
Biogen, Inc.	278	98,220	79.2
Gilead Sciences, Inc.	222	17,141	13.8

		301,632
Building Products
Masco Corp.	2,157	78,946	63.6
Owens Corning	1,103	59,860	48.3

		138,806
Capital Markets
MSCI, Inc.	465	82,496	66.5
S&P Global, Inc.	222	43,376	35.0

		125,872

Security	Shares	Value	% of Basket Value
Chemicals
Eastman Chemical Co.	702	$67,195	54.2%
LyondellBasell Industries NV, Class A	824	84,468	68.1
Mosaic Co.	1,389	45,115	36.4

		196,778
Commercial Services & Supplies
Republic Services, Inc.	1,292	93,877	75.7
Waste Management, Inc.	1,048	94,697	76.4

		188,574
Communications Equipment
Cisco Systems, Inc.	997	48,504	39.1
Juniper Networks, Inc.	1,427	42,767	34.5

		91,271
Consumer Finance
American Express Co.	739	78,696	63.5
Capital One Financial Corp.	597	56,673	45.7

		135,369
Diversified Consumer Services
H&R Block, Inc.	3,212	82,709	66.7

Diversified Financial Services
Voya Financial, Inc.	1,354	67,253	54.2

Diversified Telecommunication Services
AT&T, Inc.	525	17,630	14.2
Verizon Communications, Inc.	1,795	95,835	77.3

		113,465
Electric Utilities
Entergy Corp.	847	68,717	55.4
FirstEnergy Corp.	1,512	56,201	45.3
PPL Corp.	1,312	38,389	31.0

		163,307
Electrical Equipment
Eaton Corp. PLC	217	18,820	15.2

Electronic Equipment, Instruments & Components
Flex Ltd.	1,493	19,588	15.8

Energy Equipment & Services
Halliburton Co.	1,987	80,533	64.9
Noble Corp. PLC	4,560	32,057	25.9
Schlumberger Ltd.	327	19,921	16.1
Transocean Ltd.	3,823	53,331	43.0

		185,842

18

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	459	$56,498	45.5%
Gaming and Leisure Properties, Inc.	2,365	83,366	67.2
Kimco Realty Corp.	1,303	21,812	17.6
Lamar Advertising Co., Class A	1,077	83,791	67.6
VEREIT, Inc.	2,426	17,613	14.2

		263,080
Food & Staples Retailing
Costco Wholesale Corp.	116	27,246	21.9
Kroger Co.	834	24,278	19.6
Sysco Corp.	1,170	85,702	69.1

		137,226
Food Products
Campbell Soup Co.	460	16,850	13.6
General Mills, Inc.	813	34,894	28.1
Hershey Co.	555	56,610	45.7
J.M. Smucker Co.	85	8,722	7.0
Kellogg Co.	123	8,612	6.9

		125,688
Health Care Equipment & Supplies
Abbott Laboratories	1,045	76,661	61.8

Health Care Providers & Services
Cardinal Health, Inc.	1,632	88,128	71.1
HCA Healthcare, Inc.	660	91,819	74.0
Humana, Inc.	281	95,124	76.7
McKesson Corp.	166	22,020	17.8

		297,091
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	614	49,599	40.0
McDonald’s Corp.	586	98,032	79.0
Royal Caribbean Cruises Ltd.	136	17,672	14.3
Starbucks Corp.	236	13,414	10.8
Yum! Brands, Inc.	1,062	96,546	77.9

		275,263
Household Durables
Toll Brothers, Inc.	662	21,866	17.6

Household Products
Clorox Co.	651	97,917	78.9
Colgate-Palmolive Co.	1,050	70,297	56.7
Kimberly-Clark Corp.	626	71,139	57.4
Procter & Gamble Co.	785	65,336	52.7

		304,689

Security	Shares	Value	% of Basket Value
Independent Power and Renewable Electricity Producers
AES Corp.	5,092	$71,288	57.5%
NRG Energy, Inc.	2,708	101,279	81.6

		172,567
Insurance
Assured Guaranty Ltd.	579	24,451	19.7
Lincoln National Corp.	1,168	79,027	63.7
Prudential Financial, Inc.	738	74,774	60.3

		178,252
Internet Software & Services
eBay, Inc.	835	27,572	22.2

IT Services
International Business Machines Corp.	549	83,014	66.9

Machinery
Caterpillar, Inc.	438	66,791	53.8
Illinois Tool Works, Inc.	121	17,075	13.8

		83,866
Media
AMC Networks, Inc., Class A	909	60,303	48.6
Viacom, Inc., Class B	2,930	98,917	79.8
Walt Disney Co.	423	49,466	39.9

		208,686
Metals & Mining
Barrick Gold Corp.	3,404	37,716	30.4
Goldcorp, Inc.	5,911	60,292	48.6
Kinross Gold Corp.	13,364	36,083	29.1
Nucor Corp.	1,444	91,622	73.9
Steel Dynamics, Inc.	1,284	58,024	46.8
Teck Resources Ltd., Class B	3,699	89,146	71.9

		372,883
Multiline Retail
Kohl’s Corp.	1,247	92,964	75.0
Macy’s, Inc.	2,669	92,694	74.7
Nordstrom, Inc.	1,153	68,961	55.6
Target Corp.	1,114	98,266	79.2

		352,885
Oil, Gas & Consumable Fuels
Apache Corp.	2,075	98,915	79.8
Chevron Corp.	717	87,675	70.7
EOG Resources, Inc.	121	15,436	12.5
Exxon Mobil Corp.	798	67,846	54.7
HollyFrontier Corp.	373	26,073	21.0
Kinder Morgan, Inc.	3,295	58,420	47.1
Murphy Oil Corp.	2,947	98,253	79.2
Occidental Petroleum Corp.	887	72,885	58.8
Phillips 66	822	92,656	74.7

19

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.	167	$8,857	7.1%
Williams Cos., Inc.	1,511	41,084	33.1

		668,100
Pharmaceuticals
Allergan PLC	347	66,097	53.3
Bristol-Myers Squibb Co.	1,304	80,952	65.3
Merck & Co., Inc.	1,118	79,311	63.9

		226,360
Road & Rail
CSX Corp.	1,197	88,638	71.5
Norfolk Southern Corp.	510	92,055	74.2
Union Pacific Corp.	603	98,186	79.2

		278,879
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	1,869	72,237	58.2
Intel Corp.	1,746	82,569	66.6
KLA-Tencor Corp.	923	93,878	75.7

		248,684
Software
Microsoft Corp.	794	90,810	73.2

Specialty Retail
AutoZone, Inc.	115	89,206	71.9
Home Depot, Inc.	136	28,172	22.7
Signet Jewelers Ltd.	1,237	81,555	65.8

		198,933
Technology Hardware, Storage & Peripherals
HP, Inc.	3,730	96,122	77.5
NetApp, Inc.	386	33,154	26.7
Seagate Technology PLC	1,760	83,336	67.2
Western Digital Corp.	1,406	82,307	66.4

		294,919
Tobacco
Philip Morris International, Inc.	408	33,268	26.8

Trading Companies & Distributors
United Rentals, Inc.	276	45,154	36.4

Total Reference Entity — Long		7,324,830

Reference Entity — Short

Aerospace & Defense
Honeywell International, Inc.	(192)	(31,949)	(25.8)
L3 Technologies, Inc.	(349)	(74,204)	(59.8)
TransDigm Group, Inc.	(255)	(94,937)	(76.6)
Triumph Group, Inc.	(2,294)	(53,450)	(43.1)

Security	Shares	Value	% of Basket Value
Aerospace & Defense (continued)
United Technologies Corp.	(687)	$(96,049)	(77.4)%

		(350,589)
Air Freight & Logistics
FedEx Corp.	(164)	(39,490)	(31.8)

Auto Components
Aptiv PLC	(29)	(2,433)	(2.0)

Automobiles
Tesla Motors, Inc.	(317)	(83,932)	(67.7)

Beverages
Coca-Cola Co.	(1,671)	(77,183)	(62.2)
Constellation Brands, Inc.	(446)	(96,167)	(77.6)

		(173,350)
Capital Markets
CME Group, Inc.	(369)	(62,808)	(50.6)

Chemicals
Ashland Global Holdings, Inc.	(170)	(14,256)	(11.5)
PolyOne Corp.	(834)	(36,462)	(29.4)
PPG Industries, Inc.	(850)	(92,760)	(74.8)
Sherwin-Williams Co.	(212)	(96,505)	(77.8)
Westlake Chemical Corp.	(224)	(18,617)	(15.0)

		(258,600)
Construction Materials
Vulcan Materials Co.	(803)	(89,294)	(72.0)

Containers & Packaging
Ball Corp.	(2,100)	(92,379)	(74.5)
Crown Holdings, Inc.	(1,685)	(80,880)	(65.2)

		(173,259)
Diversified Financial Services
CBOE Holdings, Inc.	(937)	(89,915)	(72.5)

Electric Utilities
Edison International	(562)	(38,036)	(30.6)
NextEra Energy, Inc.	(281)	(47,096)	(38.0)

		(85,132)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(1,206)	(53,993)	(43.5)

Energy Equipment & Services
Baker Hughes a GE Co.	(785)	(26,556)	(21.4)
Ensco PLC, Class A	(3,616)	(30,519)	(24.6)
National Oilwell Varco, Inc.	(545)	(23,479)	(19.0)

		(80,554)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	(653)	(94,881)	(76.5)
Crown Castle International Corp.	(877)	(97,636)	(78.7)

20

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	(842)	$(17,766)	(14.3)%
Iron Mountain, Inc.	(580)	(20,022)	(16.2)
Medical Properties Trust, Inc.	(6,039)	(90,042)	(72.6)
Omega Healthcare Investors, Inc.	(413)	(13,534)	(10.9)

		(333,881)
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	(809)	(90,996)	(73.4)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(244)	(17,788)	(14.3)

Food Products
Archer-Daniels-Midland Co.	(1,914)	(96,217)	(77.6)
Bunge, Ltd.	(1,319)	(90,628)	(73.1)
Kraft Heinz Co.	(1,637)	(90,215)	(72.7)
Post Holdings, Inc.	(992)	(97,256)	(78.4)

		(374,316)
Health Care Equipment & Supplies
Becton Dickinson & Co.	(378)	(98,658)	(79.5)
Boston Scientific Corp.	(2,543)	(97,905)	(78.9)
Hologic, Inc.	(2,339)	(95,852)	(77.3)
Stryker Corp.	(267)	(47,441)	(38.3)
Teleflex, Inc.	(365)	(97,123)	(78.3)
Zimmer Biomet Holdings, Inc.	(576)	(75,727)	(61.1)

		(512,706)
Health Care Providers & Services
AmerisourceBergen Corp.	(816)	(75,252)	(60.7)
Centene Corp.	(172)	(24,902)	(20.1)
Cigna Corp.	(416)	(86,632)	(69.8)
MEDNAX, Inc.	(1,134)	(52,912)	(42.7)
WellCare Health Plans, Inc.	(65)	(20,832)	(16.8)

		(260,530)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(719)	(94,929)	(76.5)
MGM Resorts International	(1,191)	(33,241)	(26.8)
Wynn Resorts Ltd.	(479)	(60,862)	(49.1)

		(189,032)
Household Durables
KB Home	(588)	(14,059)	(11.3)
Lennar Corp.	(1,683)	(78,579)	(63.4)
Newell Rubbermaid, Inc.	(3,483)	(70,705)	(57.0)
Tempur Sealy International, Inc.	(1,019)	(53,905)	(43.5)

		(217,248)
Industrial Conglomerates
3M Co.	(88)	(18,543)	(14.9)

Security	Shares	Value	% of Basket Value
Industrial Conglomerates (continued)
Roper Industries, Inc.	(87)	$(25,770)	(20.8)%

		(44,313)
Insurance
Aon PLC	(16)	(2,461)	(2.0)
Brighthouse Financial, Inc.	(1,852)	(81,932)	(66.1)
Loews Corp.	(327)	(16,425)	(13.3)
Marsh & McLennan Cos., Inc.	(1,116)	(92,316)	(74.4)
Willis Towers Watson PLC	(478)	(67,369)	(54.3)

		(260,503)
Internet & Direct Marketing Retail
Amazon.com, Inc.	(35)	(70,105)	(56.5)
Expedia, Inc.	(719)	(93,815)	(75.7)
Netflix, Inc.	(139)	(52,004)	(41.9)

		(215,924)
Internet Software & Services
Equinix, Inc.	(221)	(95,668)	(77.1)
Match Group, Inc.	(1,314)	(76,094)	(61.4)

		(171,762)
IT Services
Fidelity National Information Services, Inc.	(171)	(18,651)	(15.0)
Gartner, Inc.	(622)	(98,587)	(79.5)
GTT Communications, Inc.	(750)	(32,550)	(26.3)
Total System Services, Inc.	(206)	(20,340)	(16.4)

		(170,128)
Leisure Products
Mattel, Inc.	(2,782)	(43,677)	(35.2)

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(190)	(46,375)	(37.4)

Machinery
Stanley Black & Decker, Inc.	(636)	(93,136)	(75.1)

Media
AMC Entertainment Holdings, Inc., Class A	(2,162)	(44,321)	(35.8)
Comcast Corp., Class A	(1,430)	(50,636)	(40.8)
DISH Network Corp.	(2,647)	(94,657)	(76.3)
Live Nation Entertainment, Inc.	(1,791)	(97,556)	(78.7)

		(287,170)
Metals & Mining
Freeport-McMoRan, Inc.	(1,220)	(16,983)	(13.7)

21

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Metals & Mining (continued)
Southern Copper Corp.	(1,437)	$(61,992)	(50.0)%

		(78,975)
Multi-Utilities
DTE Energy Co.	(167)	(18,225)	(14.7)
PG&E Corp.	(2,102)	(96,713)	(78.0)
Public Service Enterprise Group, Inc.	(316)	(16,681)	(13.4)
Sempra Energy	(689)	(78,374)	(63.2)

		(209,993)
Multiline Retail
Dollar General Corp.	(272)	(29,730)	(24.0)
Dollar Tree, Inc.	(1,158)	(94,435)	(76.1)

		(124,165)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(970)	(31,680)	(25.5)
Cimarex Energy Co.	(306)	(28,440)	(22.9)
Concho Resources, Inc.	(647)	(98,829)	(79.7)
ConocoPhillips	(1,270)	(98,298)	(79.3)
Continental Resources, Inc.	(239)	(16,319)	(13.1)
Diamondback Energy, Inc.	(730)	(98,689)	(79.6)
Enbridge, Inc.	(2,687)	(86,763)	(70.0)
EQT Corp.	(726)	(32,111)	(25.9)
Hess Corp.	(1,372)	(98,208)	(79.2)
Parsley Energy, Inc., Class A	(3,014)	(88,159)	(71.1)
Southwestern Energy Co.	(2,788)	(14,247)	(11.5)
Suncor Energy, Inc.	(667)	(25,806)	(20.8)
Weatherford International PLC	(8,234)	(22,314)	(18.0)

		(739,863)
Pharmaceuticals
Endo International PLC	(3,846)	(64,728)	(52.2)
Mylan NV	(1,966)	(71,956)	(58.0)
Perrigo Co. PLC	(643)	(45,524)	(36.7)

		(182,208)
Professional Services
Equifax, Inc.	(111)	(14,493)	(11.7)

Security	Shares	Value	% of Basket Value
Professional Services (continued)
Verisk Analytics, Inc., Class A	(812)	$(97,887)	(78.9)%

		(112,380)
Real Estate Management & Development
CBRE Group, Inc.	(1,462)	(64,474)	(52.0)

Road & Rail
Hertz Global Holdings, Inc.	(2,745)	(44,826)	(36.1)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	(983)	(90,888)	(73.3)
NVIDIA Corp.	(351)	(98,638)	(79.6)
QUALCOMM, Inc.	(722)	(52,006)	(41.9)

		(241,532)
Software
Activision Blizzard, Inc.	(1,181)	(98,247)	(79.2)
Autodesk, Inc.	(328)	(51,204)	(41.3)
Citrix Systems, Inc.	(473)	(52,579)	(42.4)
Oracle Corp.	(1,898)	(97,861)	(78.9)
Symantec Corp.	(763)	(16,237)	(13.1)

		(316,128)
Specialty Retail
Advance Auto Parts, Inc.	(340)	(57,232)	(46.2)
O’Reilly Automotive, Inc.	(54)	(18,755)	(15.1)

		(75,987)
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	(1,081)	(54,342)	(43.8)
Under Armour, Inc., Class A	(989)	(20,986)	(16.9)

		(75,328)
Tobacco
Altria Group, Inc.	(1,030)	(62,119)	(50.1)

Total Reference Entity — Short		(7,200,812)

Net Value of Reference Entity — Bank of America N.A.		$124,019

22

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of September 30, 2018 expiration dates 02/27/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
General Dynamics Corp.	571	$116,895	39.4%
Raytheon Co.	255	52,698	17.7

		169,593
Auto Components
Goodyear Tire & Rubber Co.	211	4,935	1.7

Commercial Services & Supplies
Republic Services, Inc.	292	21,217	7.2
Waste Management, Inc.	306	27,650	9.3

		48,867
Consumer Finance
American Express Co.	307	32,692	11.0
Capital One Financial Corp.	243	23,068	7.7
Navient Corp.	743	10,016	3.4

		65,776
Containers & Packaging
WestRock Co.	75	4,008	1.3

Diversified Telecommunication Services
Verizon Communications, Inc.	499	26,642	9.0

Electric Utilities
Duke Energy Corp.	54	4,321	1.4
Exelon Corp.	747	32,614	11.0
FirstEnergy Corp.	886	32,933	11.1

		69,868
Energy Equipment & Services
Halliburton Co.	276	11,186	3.8

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	83	10,217	3.5
Host Hotels & Resorts, Inc.	1,427	30,110	10.1

Security	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	138	$4,453	1.5%

		44,780
Food & Staples Retailing
Walmart, Inc.	132	12,396	4.2

Hotels, Restaurants & Leisure
Carnival Corp.	591	37,688	12.7

Household Durables
Toll Brothers, Inc.	971	32,072	10.8

Household Products
Colgate-Palmolive Co.	945	63,268	21.3
Procter & Gamble Co.	23	1,914	0.6

		65,182
Independent Power and Renewable Electricity Producers
AES Corp.	6,652	93,128	31.4
NRG Energy, Inc.	161	6,021	2.0

		99,149
Industrial Conglomerates
General Electric Co.	1,257	14,192	4.8

Insurance
Allstate Corp.	100	9,870	3.3
Loews Corp.	509	25,567	8.6
Unum Group	92	3,595	1.2

		39,032
IT Services
First Data Corp., Class A	1,761	43,092	14.5

Metals & Mining
Barrick Gold Corp.	3,902	43,234	14.5
Freeport-McMoRan, Inc.	866	12,055	4.1
Newmont Mining Corp.	816	24,643	8.3

		79,932
Multiline Retail
Target Corp.	86	7,586	2.6

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	148	9,977	3.3
Devon Energy Corp.	1,202	48,008	16.2
Marathon Oil Corp.	825	19,206	6.5
Pioneer Natural Resources Co.	23	4,006	1.3

		81,197
Paper & Forest Products
Louisiana-Pacific Corp.	284	7,523	2.5

Pharmaceuticals
Eli Lilly & Co.	230	24,681	8.3

23

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Pharmaceuticals (continued)
Johnson & Johnson	57	$7,876	2.7%

		32,557
Road & Rail
Norfolk Southern Corp.	42	7,581	2.6

Semiconductors & Semiconductor Equipment
Intel Corp.	573	27,097	9.1

Specialty Retail
Home Depot, Inc.	458	94,875	32.0
TJX Cos., Inc.	16	1,792	0.6

		96,667
Trading Companies & Distributors
HD Supply Holdings, Inc.	1,113	47,625	16.0

Total Reference Entity — Long		1,176,223

Reference Entity — Short

Chemicals
Sherwin-Williams Co.	(247)	(112,437)	(37.9)

Electric Utilities
Southern Co.	(2,281)	(99,452)	(33.5)

Food & Staples Retailing
CVS Health Corp.	(472)	(37,156)	(12.5)

Food Products
Archer-Daniels-Midland Co.	(1,603)	(80,583)	(27.1)

Health Care Providers & Services
HCA Holdings, Inc.	(856)	(119,087)	(40.1)

Household Durables
Mohawk Industries, Inc.	(196)	(34,368)	(11.6)

Internet & Direct Marketing Retail
Expedia, Inc.	(181)	(23,617)	(8.0)

IT Services
Western Union Co.	(4,709)	(89,753)	(30.2)

Machinery
Stanley Black & Decker, Inc.	(757)	(110,855)	(37.3)

Media
Comcast Corp., Class A	(2,178)	(77,123)	(26.0)

Multi-Utilities
Dominion Resources, Inc.	(1,223)	(85,952)	(28.9)
Sempra Energy	(78)	(8,873)	(3.0)

		(94,825)

Total Reference Entity — Short		(879,256)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$296,967

24

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2018 expiration dates 02/17/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
Boeing Co.	163	$60,620	18.1%
Lockheed Martin Corp.	349	120,740	36.0
Raytheon Co.	306	63,238	18.8

		244,598
Airlines
JetBlue Airways Corp.	4,932	95,483	28.5
Southwest Airlines Co.	1,146	71,568	21.3

		167,051
Auto Components
BorgWarner, Inc.	1,482	63,400	18.9
Goodyear Tire & Rubber Co.	4,573	106,962	31.9

		170,362
Automobiles
Ford Motor Co.	5,020	46,435	13.8

Beverages
Coca-Cola Co.	2,455	113,396	33.8
PepsiCo, Inc.	951	106,322	31.7

		219,718
Biotechnology
Amgen, Inc.	567	117,533	35.0

Chemicals
Air Products & Chemicals, Inc.	222	37,085	11.1
Eastman Chemical Co.	1,136	108,738	32.4

		145,823
Commercial Services & Supplies
Republic Services, Inc.	1,210	87,918	26.2
Waste Management, Inc.	913	82,499	24.6

		170,417
Communications Equipment
Cisco Systems, Inc.	2,510	122,112	36.4

Consumer Finance
American Express Co.	760	80,932	24.1
Capital One Financial Corp.	361	34,270	10.2
Navient Corp.	7,339	98,930	29.5
OneMain Holdings, Inc.	1,635	54,952	16.4

		269,084
Containers & Packaging
Packaging Corp. of America	985	108,045	32.2

Security	Shares	Value	% of Basket Value
Containers & Packaging (continued)
WestRock Co.	1,978	$105,704	31.5%

		213,749
Diversified Telecommunication Services
CenturyLink, Inc.	—	—	0.0
Verizon Communications, Inc.	1,574	84,036	25.1

		84,036
Electric Utilities
American Electric Power Co., Inc.	975	69,108	20.6
Duke Energy Corp.	1,341	107,307	32.0
Exelon Corp.	1,261	55,055	16.4
FirstEnergy Corp.	962	35,758	10.7

		267,228
Energy Equipment & Services
Halliburton Co.	2,683	108,742	32.4
Nabors Industries Ltd.	7,950	48,972	14.6

		157,714
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	494	89,488	26.7
Boston Properties, Inc.	807	99,334	29.6
Host Hotels & Resorts, Inc.	3,721	78,513	23.4
Weyerhaeuser Co.	3,190	102,941	30.7

		370,276
Food & Staples Retailing
Costco Wholesale Corp.	290	68,115	20.3
Kroger Co.	3,844	111,899	33.4
Walmart, Inc.	1,026	96,352	28.7

		276,366
Food Products
Mondelez International, Inc., Class A	2,606	111,954	33.4

Health Care Equipment & Supplies
Abbott Laboratories	—	—	0.0
Baxter International, Inc.	1,525	117,562	35.0
Boston Scientific Corp.	2,892	111,342	33.2

		228,904
Health Care Providers & Services
Cigna Corp.	568	118,286	35.3
Humana, Inc.	340	115,097	34.3
Quest Diagnostics, Inc.	1,014	109,421	32.6

		342,804
Hotels, Restaurants & Leisure
Carnival Corp.	300	19,131	5.7
Darden Restaurants, Inc.	1,005	111,746	33.3
McDonald’s Corp.	690	115,430	34.4
MGM Resorts International	2,163	60,369	18.0

25

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	1,305	$115,936	34.6%

		422,612
Household Durables
Toll Brothers, Inc.	2,040	67,381	20.1
Whirlpool Corp.	882	104,738	31.2

		172,119
Household Products
Colgate-Palmolive Co.	722	48,338	14.4
Kimberly-Clark Corp.	989	112,390	33.5
Procter & Gamble Co.	1,327	110,446	32.9

		271,174
Independent Power and Renewable Electricity Producers
AES Corp.	1,746	24,444	7.3
NRG Energy, Inc.	3,053	114,182	34.0

		138,626
Industrial Conglomerates
General Electric Co.	8,489	95,841	28.6

Insurance
Allstate Corp.	1,005	99,193	29.6
Aon PLC	769	118,257	35.2
Hartford Financial Services Group, Inc.	2,191	109,462	32.6
Lincoln National Corp.	536	36,266	10.8
Loews Corp.	1,674	84,085	25.1
Unum Group	2,800	109,396	32.6

		556,659
IT Services
First Data Corp., Class A	2,861	70,009	20.9
International Business Machines Corp.	760	114,919	34.2

		184,928
Media
CBS Corp., Class B	2,051	117,830	35.1
Charter Communications, Inc., Class A	119	38,780	11.6
Omnicom Group, Inc.	1,618	110,056	32.8
TEGNA, Inc.	8,390	100,344	29.9
Viacom, Inc., Class B	3,472	117,215	34.9
Walt Disney Co.	978	114,367	34.1

		598,592
Metals & Mining
Barrick Gold Corp.	6,576	72,862	21.7
Freeport-McMoRan, Inc.	7,468	103,955	31.0
Newmont Mining Corp.	2,878	86,916	25.9

Security	Shares	Value	% of Basket Value
Metals & Mining (continued)
Teck Resources Ltd., Class B	4,445	$107,124	32.0%

		370,857
Multi-Utilities
CenterPoint Energy, Inc.	3,905	107,973	32.2

Multiline Retail
Macy’s, Inc.	3,094	107,455	32.0
Target Corp.	1,244	109,733	32.7

		217,188
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,631	109,946	32.8
Apache Corp.	2,538	120,986	36.0
Chesapeake Energy Corp.	25,084	112,627	33.6
Chevron Corp.	932	113,965	34.0
Devon Energy Corp.	1,629	65,062	19.4
Marathon Oil Corp.	4,556	106,064	31.6
Murphy Oil Corp.	3,619	120,657	35.9
Occidental Petroleum Corp.	1,175	96,550	28.8
Pioneer Natural Resources Co.	487	84,831	25.3
Valero Energy Corp.	991	112,726	33.6

		1,043,414
Paper & Forest Products
Louisiana-Pacific Corp.	3,728	98,755	29.4

Pharmaceuticals
Bausch Health Cos., Inc.	1,979	50,801	15.1
Bristol-Myers Squibb Co.	1,846	114,600	34.1
Johnson & Johnson	781	107,911	32.2
Pfizer, Inc.	2,647	116,653	34.8

		389,965
Road & Rail
Avis Budget Group, Inc.	1,376	44,225	13.2
Canadian National Railway Co.	1,276	114,585	34.2
CSX Corp.	1,474	109,150	32.5
Norfolk Southern Corp.	301	54,330	16.2
Ryder System, Inc.	744	54,364	16.2
Union Pacific Corp.	600	97,698	29.1

		474,352
Semiconductors & Semiconductor Equipment
Intel Corp.	1,873	88,574	26.4

Software
Oracle Corp.	1,633	84,198	25.1

Specialty Retail
AutoZone, Inc.	144	111,701	33.3
Home Depot, Inc.	97	20,094	6.0
Lowe’s Cos., Inc.	1,042	119,642	35.6

26

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Specialty Retail (continued)
TJX Cos., Inc.	670	$75,053	22.4%

		326,490
Technology Hardware, Storage & Peripherals
HP, Inc.	4,477	115,372	34.4

Tobacco
Philip Morris International, Inc.	278	22,668	6.8

Trading Companies & Distributors
HD Supply Holdings, Inc.	1,470	62,902	18.8

Total Reference Entity — Long		9,569,423

Reference Entity — Short

Aerospace & Defense
Honeywell International, Inc.	(707)	(117,645)	(35.1)
Northrop Grumman Corp.	(349)	(110,762)	(33.0)
Textron, Inc.	(1,657)	(118,426)	(35.3)
United Technologies Corp.	(816)	(114,085)	(34.0)

		(460,918)
Air Freight & Logistics
FedEx Corp.	(448)	(107,874)	(32.2)

Auto Components
Johnson Controls International PLC	(1,837)	(64,296)	(19.2)

Beverages
Constellation Brands, Inc.	(542)	(116,866)	(34.8)
Molson Coors Brewing Co.	(1,721)	(105,842)	(31.6)

		(222,708)
Chemicals
Olin Corp.	(3,720)	(95,530)	(28.5)
PPG Industries, Inc.	(1,004)	(109,566)	(32.6)
RPM International, Inc.	(1,721)	(111,762)	(33.3)

		(316,858)
Communications Equipment
Motorola Solutions, Inc.	(859)	(111,790)	(33.3)

Construction Materials
Vulcan Materials Co.	(560)	(62,272)	(18.6)

Consumer Finance
Ally Financial, Inc.	(4,098)	(108,392)	(32.3)

Containers & Packaging
International Paper Co.	(1,684)	(82,768)	(24.7)

Security	Shares	Value	% of Basket Value
Containers & Packaging (continued)
Sealed Air Corp.	(2,812)	$(112,902)	(33.6)%

		(195,670)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(524)	(112,194)	(33.4)
Welltower, Inc.	(432)	(27,786)	(8.3)

		(139,980)
Diversified Telecommunication Services
AT&T, Inc.	(3,255)	(109,303)	(32.6)

Electrical Equipment
Eaton Corp. PLC	(1,033)	(89,592)	(26.7)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(1,457)	(107,410)	(32.0)
Avnet, Inc.	(2,458)	(110,044)	(32.8)
Corning, Inc.	(3,316)	(117,055)	(34.9)

		(334,509)
Energy Equipment & Services
Transocean Ltd.	(7,224)	(100,775)	(30.0)

Equity Real Estate Investment Trusts (REITs)
DDR Corp.	(4,842)	(64,834)	(19.3)
Kimco Realty Corp.	(3,109)	(52,045)	(15.5)
Simon Property Group, Inc.	(522)	(92,263)	(27.5)
Uniti Group, Inc.	(5,425)	(109,314)	(32.6)

		(318,456)
Food Products
Archer-Daniels-Midland Co.	(580)	(29,156)	(8.7)
Campbell Soup Co.	(2,755)	(100,916)	(30.1)
ConAgra Foods, Inc.	(3,000)	(101,910)	(30.4)
General Mills, Inc.	(2,478)	(106,356)	(31.7)
Hershey Co.	(249)	(25,398)	(7.6)
Kellogg Co.	(1,435)	(100,479)	(29.9)
Kraft Heinz Co.	(1,936)	(106,693)	(31.8)
Tyson Foods, Inc., Class A	(1,838)	(109,416)	(32.6)

		(680,324)
Gas Utilities
ONEOK, Inc.	(1,650)	(111,853)	(33.3)

Health Care Equipment & Supplies
Abbott Laboratories	(1,604)	(117,670)	(35.1)
Medtronic PLC	(276)	(27,150)	(8.1)

		(144,820)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,319)	(121,638)	(36.3)
Anthem, Inc.	(420)	(115,101)	(34.3)
Cardinal Health, Inc.	(2,093)	(113,022)	(33.7)

27

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Health Care Providers & Services (continued)
McKesson Corp.	(886)	$(117,528)	(35.0)%
UnitedHealth Group, Inc.	(408)	(108,544)	(32.3)

		(575,833)
Hotels, Restaurants & Leisure
Boyd Gaming Corp.	(3,312)	(112,111)	(33.4)
Marriott International, Inc., Class A	(867)	(114,470)	(34.2)
Royal Caribbean Cruises Ltd.	(904)	(117,466)	(35.0)

		(344,047)
Household Durables
Beazer Homes USA, Inc.	(1,965)	(20,632)	(6.2)
DR Horton, Inc.	(2,521)	(106,336)	(31.7)
Lennar Corp.	(2,161)	(100,897)	(30.1)
MDC Holdings, Inc.	(2,203)	(65,165)	(19.4)
Mohawk Industries, Inc.	(400)	(70,140)	(20.9)
Newell Rubbermaid, Inc.	(5,056)	(102,637)	(30.6)
PulteGroup, Inc.	(2,670)	(66,136)	(19.7)

		(531,943)
Household Products
Clorox Co.	(739)	(111,153)	(33.1)

Industrial Conglomerates
3M Co.	(221)	(46,567)	(13.9)
Danaher Corp.	(1,078)	(117,135)	(34.9)

		(163,702)
Insurance
American International Group, Inc.	(396)	(21,083)	(6.3)
Marsh & McLennan Cos., Inc.	(1,320)	(109,190)	(32.6)
MetLife, Inc.	(2,268)	(105,961)	(31.6)
Prudential Financial, Inc.	(209)	(21,176)	(6.3)
Travelers Cos., Inc.	(720)	(93,391)	(27.8)

		(350,801)
Internet & Direct Marketing Retail
Expedia, Inc.	(646)	(84,290)	(25.1)

Leisure Products
Brunswick Corp.	(1,673)	(112,124)	(33.4)
Hasbro, Inc.	(1,078)	(113,319)	(33.8)
Mattel, Inc.	(7,151)	(112,271)	(33.5)

		(337,714)
Machinery
Caterpillar, Inc.	(765)	(116,655)	(34.8)
Deere & Co.	(785)	(118,009)	(35.2)
Dover Corp.	(1,331)	(117,833)	(35.1)

Security	Shares	Value	% of Basket Value
Machinery (continued)
Meritor, Inc.	(2,755)	$(53,337)	(15.9)%

		(405,834)
Media
Comcast Corp., Class A	(601)	(21,282)	(6.3)
DISH Network Corp.	(2,953)	(105,599)	(31.5)

		(126,881)
Metals & Mining
Arconic, Inc.	(2,620)	(57,666)	(17.2)
United States Steel Corp.	(3,782)	(115,276)	(34.3)

		(172,942)
Multi-Utilities
CMS Energy Corp.	(1,589)	(77,861)	(23.2)
Sempra Energy	(847)	(96,346)	(28.7)

		(174,207)
Multiline Retail
Kohl’s Corp.	(286)	(21,321)	(6.3)
Nordstrom, Inc.	(1,843)	(110,230)	(32.9)

		(131,551)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(3,384)	(110,522)	(32.9)
ConocoPhillips	(1,501)	(116,178)	(34.6)
Enbridge, Inc.	(3,384)	(109,269)	(32.6)
Encana Corp.	(3,672)	(48,140)	(14.3)
Exxon Mobil Corp.	(1,364)	(115,967)	(34.6)
Hess Corp.	(1,685)	(120,612)	(36.0)
Newfield Exploration Co.	(3,704)	(106,786)	(31.8)
Suncor Energy, Inc.	(2,846)	(110,112)	(32.8)
Weatherford International PLC	(34,177)	(92,620)	(27.6)
Whiting Petroleum Corp.	(1,207)	(64,019)	(19.1)
Williams Cos., Inc.	(3,574)	(97,177)	(29.0)

		(1,091,402)
Real Estate Management & Development
Realogy Holdings Corp.	(5,376)	(110,961)	(33.1)

Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	(1,034)	(110,938)	(33.1)

Specialty Retail
Gap, Inc.	(3,962)	(114,304)	(34.1)

Textiles, Apparel & Luxury Goods
VF Corp.	(1,188)	(111,019)	(33.1)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(8,118)	(108,051)	(32.2)

28

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Security	Shares	Value	% of Basket Value
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	(5,496)	$(113,602)	(33.9)%

		(221,653)
Tobacco
Altria Group, Inc.	(1,852)	(111,694)	(33.3)

Trading Companies & Distributors
United Rentals, Inc.	(379)	(62,004)	(18.5)

Wireless Telecommunication Services
Rogers Communications, Inc.	(2,114)	(108,681)	(32.4)

Total Reference Entity — Short		(9,233,943)

Net Value of Reference Entity — Bank of America N.A.		$335,479

29

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,853,299	$—	$—	$2,853,299
Asset-Backed Securities	—	5,586,082	99,976	5,686,058
Corporate Bonds	—	15,316,553	—	15,316,553
Foreign Agency Obligations	—	35,000	—	35,000
Non-Agency Mortgage-Backed Securities	—	279,751	—	279,751
U.S. Government Sponsored Agency Securities	—	11,023,480	—	11,023,480
Short-Term Investment Fund	2,019,320	—	—	2,019,320
Liabilities:
Investments:
TBA Sale Commitments	—	(151,546)	—	(151,546)

	$4,872,619	$32,089,320	$99,976	$37,061,915

30

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$18,274	$12,263	$—	$30,537
Equity contracts	—	219,652	—	219,652
Forward foreign currency contracts	—	136	—	136
Liabilities:
Interest rate contracts	(15,239)	(4,775)	—	(20,014)
Credit contracts	—	(13,917)	—	(13,917)

Total	$3,035	$213,359	$—	$216,394

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: November 19, 2018